January 30, 2002


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

         Re:      Brandywine Blue Fund, Inc.
                  File Nos. 33-37959 and 811-06221
                  Rule 497(j) Certification

Ladies & Gentlemen:

       The undersigned officer of Brandywine Blue Fund, Inc. (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

       1. that the form of prospectus that would have been filed under paragraph
(c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 15 to Form N-1A Registration Statement filed by the Fund on January 28, 2002, which is the most recent amendment to such registration statement; and

       2. that the text of Post-Effective Amendment No. 15 was filed with the Securities and Exchange Commission by direct transmittal via the EDGAR system on January 28, 2002.

                                       Very truly yours,

                                       BRANDYWINE BLUE FUND, INC.



                                       By: /s/ Lynda J. Campbell
                                           -------------------------------------
                                           Lynda J. Campbell
                                           Vice President & Secretary